Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments (Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	₩ 66,005,815	$ 55,677,617	₩ 61,035,455
Financial Investments [Abstract]
Financial investments	104,847,871	$ 88,441,899	98,695,426
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	66,005,815		61,035,455
Financial assets at fair value through profit or loss | Government and public bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	8,294,084		9,315,317
Financial assets at fair value through profit or loss | Financial bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	16,887,594		17,897,348
Financial assets at fair value through profit or loss | Corporate bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	5,433,010		3,997,753
Financial assets at fair value through profit or loss | Asset-backed securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	197,865		236,130
Financial assets at fair value through profit or loss | Beneficiary certificates
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	15,849,129		14,200,802
Financial assets at fair value through profit or loss | Derivatives linked securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	1,543,188		2,218,502
Financial assets at fair value through profit or loss | Other debt securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	14,797,822		10,549,248
Financial assets at fair value through profit or loss | Other due from financial institutions
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	200,742		100,094
Financial assets at fair value through profit or loss | Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	113,622		89,965
Financial assets at fair value through profit or loss | Stocks
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	1,804,507		1,632,619
Financial assets at fair value through profit or loss | Other equity securities
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	614,956		459,694
Financial assets at fair value through profit or loss | Privately placed bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	230,006		212,021
Financial assets at fair value through profit or loss | Other loans
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	39,290		125,962
Financial assets at fair value through other comprehensive income
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	60,376,243		61,825,197
Financial assets at fair value through other comprehensive income | Government and public bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	14,317,477		14,735,340
Financial assets at fair value through other comprehensive income | Financial bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	21,928,735		23,194,387
Financial assets at fair value through other comprehensive income | Corporate bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	18,986,005		18,721,327
Financial assets at fair value through other comprehensive income | Asset-backed securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	996,428		1,795,840
Financial assets at fair value through other comprehensive income | Other debt securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	30,866		9,995
Financial assets at fair value through other comprehensive income | Stocks
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	3,588,415		2,852,158
Financial assets at fair value through other comprehensive income | Equity investments
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	27,211		37,602
Financial assets at fair value through other comprehensive income | Other equity securities
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	187,502		185,139
Financial assets at fair value through other comprehensive income | Privately placed bonds
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	299,634		265,426
Financial assets at fair value through other comprehensive income | Other loans
Financial Investments [Abstract]
Financial assets at fair value through other comprehensive income	13,970		27,983
Financial assets at amortized cost
Financial Investments [Abstract]
Financial assets at amortized cost	44,471,628		36,870,229
Financial assets at amortized cost | Government and public bonds
Financial Investments [Abstract]
Financial assets at amortized cost	21,447,622		17,193,289
Financial assets at amortized cost | Financial bonds
Financial Investments [Abstract]
Financial assets at amortized cost	3,850,954		5,678,949
Financial assets at amortized cost | Corporate bonds
Financial Investments [Abstract]
Financial assets at amortized cost	12,246,441		8,181,961
Financial assets at amortized cost | Asset-backed securities
Financial Investments [Abstract]
Financial assets at amortized cost	6,899,675		5,788,587
Financial assets at amortized cost | Other debt securities
Financial Investments [Abstract]
Financial assets at amortized cost	31,105		30,392
Financial assets at amortized cost | Allowances for credit losses
Financial Investments [Abstract]
Financial assets at amortized cost	₩ (4,169)		₩ (2,949)